Provisions - Summary Of Other Provisions Explanatory (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Other provisions, Begining		S/ 19,074	S/ 19,974	S/ 8,676
Annual provision		1,001	1,176	380
Paid during the year		(5,718)	(4,328)	(2,145)
Business combination balances				14,119
Exchange difference		(2,111)	2,252	(1,056)
Other provisions, Ending		12,246	19,074	19,974
Outstanding claims reserve [Member]
Disclosure of other provisions [line items]
Other provisions, Begining	[1]	105	113	113
Paid during the year	[1]	(69)	(8)
Other provisions, Ending	[1]	36	105	113
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Other provisions, Begining		18,969	19,861	8,563
Annual provision		1,001	1,176	380
Paid during the year		(5,649)	(4,320)	(2,145)
Business combination balances				14,119
Exchange difference		(2,111)	2,252	(1,056)
Other provisions, Ending		S/ 12,210	S/ 18,969	S/ 19,861

[1]	Outstanding claims reserve represent the Group’s outstanding third-party obligations and do not include amounts related to the Group’s customers that are part of the insurance premium program.